NOTE B—SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
NOTE B—SUPPLEMENTAL CASH FLOW INFORMATION

NOTE B—SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years September 30, 2012 and 2011 is summarized as follows:

Cash paid during the periods for interest and income taxes:

	2012	2011

Income Taxes	$--	$--
Interest	22,418	22,583

NOTE B—SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years December 31, 2011 and 2010 is summarized as follows:

Cash paid during the years for interest and income taxes:

	2011	2010
Income Taxes	$--	$--
Interest	$29,537	$22,031